22,263-8                       Exchange Act-Forms                 1868   4-28-99

                                    FORM 13F

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                                                        OMB APPROVAL
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                                                OMB Number:      3235-0006
                                                Expires:  October 31, 2000
                                                Estimated average
                                                   burden hours per
                                                   response:..........24.7

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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

             Report for the Calendar Year or Quarter Ended: 9/30/00
            Check here if Amendment [ ]; Amendment Number: __________

                        This Amendment (Check only one.):
                           [ ]     is a restatement.
                           [ ]     adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Technology Crossover Management III, L.L.C.
________________________________________________________________________________
Address:  528 Ramona Street, Palo Alto, CA 94301
________________________________________________________________________________
Form 13F File Number: 28-05373
                     -----------------------------------------------------------

                      The  institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Carla S. Newell
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Title:  Attorney-in-Fact

Phone:  650-614-8200
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Signature, Place, and Date of Signing:

/s/ Carla S. Newell
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[Signature]

Palo Alto, California
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[City, State]

November 13, 2000
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[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:
                                                            None

Form 13F Information Table Entry Total:
                                                              10

Form 13F Information Table Value Total:
                                                    $    301,843
                                                    -------------
                                                      (thousands)

List of Other Included Managers:                    None

                                                   FORM 13F INFORMATION TABLE

                                                                                                              VOTING AUTHORITY
                              TITLE                   VALUE    SHARES/     SH/  PUT/  INVSTMT   OTHER        ------------------
NAME OF ISSUER               OF CLASS       CUSIP    (X$1000)  PRN AMT     PRN  CALL  DSCRETN  MANAGERS    SOLE     SHARED    NONE
--------------               --------       -----    --------  -------     ---  ----  -------  --------    ----     ------    ----
Cosine Communications, Inc.   Common      221222102  115,597  2,080,474    SH          Sole              2,080,474   0          0
eLoyalty Corporation          Common      290151109   23,312  1,828,415    SH          Sole              1,828,415   0          0
eMachines, Inc.               Common      29076P102    3,735  3,622,757    SH          Sole              3,622,757   0          0
EXE Technologies, Inc.        Common      301504106   61,470  4,098,000    SH          Sole              4,098,000   0          0
Expedia, Inc.                 Common      302125109    6,542    503,250*   SH          Sole                503,250   0          0
Firepond, Inc.                Common      318224102   54,980  3,791,735    SH          Sole              3,791,735   0          0
iBasis, Inc.                  Common      450732102   29,425  1,853,547    SH          Sole              1,853,547   0          0
Mortgage.com, Inc.            Common      61910V102    2,298  2,297,501    SH          Sole              2,297,501   0          0
NBC Internet, Inc.            Common      62873D105    2,430    370,325**  SH          Sole                370,325   0          0
Seagate Technology, Inc.      Common      811804103    2,054     29,766*** SH          Sole                 29,766   0          0

                                              TOTAL  301,843

*    includes 57,698 shares held in escrow.
**   includes 92,580 shares held in escrow.
***  includes 29,766 shares held in escrow.
